Accounts receivable - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Trade and other current receivables [abstract]
Fair value pricing adjustments	$ (2.2)	$ 0.8	$ 0.1